Information of operating segments - Segment information (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Net sales	R$ 11,590,133	R$ 13,295,895	R$ 22,558,549	R$ 24,848,816
Cost of sales	(8,761,465)	(8,608,124)	(16,569,041)	(16,337,291)
Adjusted EBITDA			9,284,751	10,953,192
Adjustments to EBITDA			(1,218,270)	482,327
Depreciation, depletion and amortization			5,939,254	5,336,686
Financial result			4,606,016	12,121,178
Net income before taxes	2,778,211	7,300,109	9,169,783	17,255,357
Gross profit	2,828,668	4,687,771	5,989,508	8,511,525
Profit (loss) from operating activities	R$ 2,788,631	R$ 2,875,144	4,563,767	5,134,179
Total Net Sales
Disclosure of operating segments [line items]
Net sales			22,558,549	24,848,816
Country of domicile
Disclosure of operating segments [line items]
Net sales			4,372,844	4,422,656
Foreign countries
Disclosure of operating segments [line items]
Net sales			18,185,705	20,426,160
Pulp
Disclosure of operating segments [line items]
Cost of sales			(12,568,020)	(12,240,678)
Adjusted EBITDA			8,240,312	9,632,109
Pulp | Total Net Sales
Disclosure of operating segments [line items]
Net sales			17,101,601	18,899,505
Pulp | Country of domicile
Disclosure of operating segments [line items]
Net sales			855,842	934,903
Pulp | Foreign countries
Disclosure of operating segments [line items]
Net sales			16,245,759	17,964,602
Paper
Disclosure of operating segments [line items]
Cost of sales			(4,001,021)	(4,096,613)
Adjusted EBITDA			1,044,439	1,321,083
Paper | Total Net Sales
Disclosure of operating segments [line items]
Net sales			5,456,948	5,949,311
Paper | Country of domicile
Disclosure of operating segments [line items]
Net sales			3,517,002	3,487,753
Paper | Foreign countries
Disclosure of operating segments [line items]
Net sales			R$ 1,939,946	R$ 2,461,558